Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	D
Entity Registrant Name	DOMINION ENERGY INC /VA/
Entity Central Index Key	0000715957
Virginia Electric and Power Company
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	VEL - PE
Entity Registrant Name	VIRGINIA ELECTRIC & POWER CO
Dominion Energy Gas Holdings, LLC
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Entity Registrant Name	Dominion Energy Gas Holdings, LLC
Entity Central Index Key	0001603291